Financing instruments payable (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of financing instruments payable

	2022	2021

Market funding operations (a)	38,093,772	20,122,206
Deposits	20,261,532	9,898,630
Demands deposits	803,031	229,691
Time deposits	19,445,276	9,662,694
Interbank deposits	13,225	6,245
Financial bills	5,675,596	2,587,738
Structured operations certificates	12,109,576	7,635,838
Others	47,068	—
Debt securities (b)	5,589,857	4,306,880
Debentures	2,028,681	169,094
Bond	3,561,176	4,137,786
Total	43,683,629	24,429,086

Current	19,794,572	8,018,854
Non-Current	23,889,057	16,410,232

Maturity schedule	Maturity

	Maturity - 2022
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total

Demand deposits	803,031	—	—	—	—	—	803,031
Others	—	—	1,031	13,053	32,984	—	47,068
Time deposits	3,604,494	4,273,475	5,187,106	1,382,514	2,016,732	2,980,955	19,445,276
Interbank deposits	—	—	—	3,092	—	10,133	13,225
Financial bills	—	—	2,390	1,637,547	405,901	3,629,758	5,675,596
Structured operations certificates	—	—	5,720	35,773	261,019	11,807,064	12,109,576
Total	4,407,525	4,273,475	5,196,247	3,071,979	2,716,636	18,427,910	38,093,772

	Maturity – 2021
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total

Demand deposits	229,691	—	—	—	—	—	229,691
Time deposits	751,676	520,694	712,092	3,231,965	2,341,770	2,104,497	9,662,694
Interbank deposits	—	3,125	—	—	—	3,120	6,245
Financial bills	—	—	—	10,945	6,164	2,570,629	2,587,738
Structured operations certificates	1,510	3,940	5,428	9,120	21,640	7,594,200	7,635,838
Total	982,877	527,759	717,520	3,252,030	2,369,574	12,272,446	20,122,206

Disclosure of debt instruments [text block]
The total balance is comprised of the following issuances:

		2022			2021
		Up to 1 year	1-5 years	Total	Up to 1 year	1-5 years	Total

Bonds (i)	Fixed rate	128,710	3,432,466	3,561,176	—	4,137,786	4,137,786
Debentures (ii) (iii)	Floating rate	106,118	1,922,563	2,028,681	169,094	—	169,094
Total		234,828	5,355,029	5,589,857	169,094	4,137,786	4,306,880
Current				234,828			169,094
Non- Current				5,355,029			4,137,786